Retirement benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase by 0.50%	₨ (213)	$ (3)	₨ (213)
Decrease by 0.50%	231	3	227
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase by 0.50%	208	3	200
Decrease by 0.50%	₨ (199)	$ (3)	₨ (198)